Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 USD ($)
Summary of Significant Accounting Policies [Line Items]
Maximum amount insured (in Dollars)	$ 100,000
Federal deposit insurance corporation provides coverage (in Dollars)		$ 250,000
Provision for credit losses of accounts receivable	$ 2,851	$ 2,217	$ 30,078	$ 30,916
Percentage of lease term	75.00%	75.00%
Percentage of economic life	25.00%	25.00%
Percentage of lease payments	90.00%	90.00%
Change of estimate, reduced revenue (in Dollars)			1,613,632
Change of estimate, increased revenue (in Dollars)	$ 409,578
Government Assistance, Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income	Other income
Grants received	$ 4,853	$ 3,774	7,133	$ 4,296
Tax benefit percent	50%	50%
Litigation amount	$ 200,000		275,000		$ 155,533
Dilutive shares (in Dollars)
Segment profit or loss measure description	Topic 280 requires a public entity to report a measure of segment profit or loss that the chief operating decision maker (“CODM”) uses to assess segment performance and make decisions about allocating resources.	Topic 280 requires a public entity to report a measure of segment profit or loss that the chief operating decision maker (“CODM”) uses to assess segment performance and make decisions about allocating resources.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	chief operating decision maker	chief operating decision maker
Deposits	$ 3,807,796		3,373,424		2,961,191
Coverage deposits (in Dollars)					$ 250,000
Third Party [Member]
Summary of Significant Accounting Policies [Line Items]
Credit loss of loan receivable (in Dollars)
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Translations rate	1				1
SGD [Member]
Summary of Significant Accounting Policies [Line Items]
Translations rate	1.2859				1.2859
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	26.00%	26.00%	20.00%	17.00%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage			28.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	20.00%	20.00%	19.00%	17.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage			32.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	16.00%	16.00%	18.00%	15.00%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage			40.00%
Customer Concentration Risk [Member] | Customer Four [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	13.00%	13.00%		12.00%
Customer Concentration Risk [Member] | No Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage